Other financial instruments (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total non-current assets	$ 211,427	$ 135,726
Total non current liabilites	(62,269)	(66,020)
Derivatives [member]
IfrsStatementLineItems [Line Items]
Current assets	18,643	5,279
Non-current assets	18,124	3
Total non-current assets	36,767	5,282
Current liabilities	(32,233)	(8,523)
Non-current liabilities	(71,660)	(28,611)
Total non current liabilites	(103,893)	(37,134)
Other financial instruments, net	(67,126)	(31,852)
Derivatives Financial Instruments [Member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Current assets	16,554	5,279
Non-current assets	18,124	3
Total non-current assets	34,678	5,282
Current liabilities	(11,646)	(3,600)
Non-current liabilities	(20,691)	(198)
Total non current liabilites	(32,337)	(3,798)
Other financial instruments, net	2,341	1,484
Offtake Agreement Measured At F V T P L [Member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Current assets
Non-current assets
Total non-current assets
Current liabilities	(20,587)	(2,352)
Non-current liabilities	(43,322)	(17,314)
Total non current liabilites	(63,909)	(19,666)
Other financial instruments, net	(63,909)	(19,666)
Energy Forward Contracts At F V T P L [Member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Current assets	2,089
Non-current assets
Total non-current assets	2,089
Current liabilities		(2,571)
Non-current liabilities	(7,647)	(11,099)
Total non current liabilites	(7,647)	(13,670)
Other financial instruments, net	$ (5,558)	$ (13,670)